Document and Entity Information	Feb. 13, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	NewAmsterdam Pharma Co N.V.
Entity Address, Country	NL
Entity Tax Identification Number	00-0000000
Amendment Flag	false
Entity Central Index Key	0001936258
Document Type	8-K
Document Period End Date	Feb. 13, 2024
Entity Incorporation State Country Code	P7
Entity File Number	001-41562
Entity Address, Address Line One	Gooimeer 2-35
Entity Address, City or Town	Naarden
Entity Address, Postal Zip Code	1411 DC
City Area Code	+31
Local Phone Number	(0) 35 206 2971
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Fair Value Measured at Net Asset Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary Shares, nominal value €0.12 per share
Trading Symbol	NAMS
Security Exchange Name	NASDAQ
Ordinary Shares Nominal Value 0.12 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase Ordinary Shares
Trading Symbol	NAMSW
Security Exchange Name	NASDAQ